FEDERATED MANAGED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
     Management Fee                     0.75%
  Absent the anticipated voluntary waiver, the Total Institutional Shares Operating Expenses are estimated to be 2.71%.
  For more information on Institutional Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 5 of the Prospectus.
  Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 6 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 7 of the Prospectus.
  Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on page 14 of the Prospectus.


January 31, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
Cusip 56166K701
G00250-05-IS(1/96)


FEDERATED MANAGED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
Select Shares

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
     Management Fee                        0.75%
     12b-1 fee                             0.75%
  Absent the anticipated voluntary waivers, the Total Select Shares Operating Expenses are estimated to be 3.46%.
  For more information on Select Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 5 of the Prospectus.
  Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 6 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 7 of the Prospectus.
  Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on page 14 of the Prospectus.


January 31, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
Cusip 56166K800
G00250-02-SEL (1/96)



FEDERATED MANAGED GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
Institutional Shares

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
     Management Fee                  0.75%
  Absent the anticipated voluntary waiver, the Total Institutional Shares Operating Expenses are estimated to be 1.76%.
  For more information on Institutional Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the subsection entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 5 of the Prospectus.
  Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 7 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 7 of the Prospectus.
  Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on page 14 of the Prospectus.

January 31, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
Cusip 56166K503
G00251-05-IS (1/96)



FEDERATED MANAGED GROWTH FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
Select Shares

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
     Management Fee                   0.75%
     12b-1 fee                        0.75%
  Absent the anticipated voluntary waivers, the Total Select Shares Operating Expenses are estimated to be 2.51%.
  For more information on Select Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4.  RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 5 of the Prospectus.
  Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 7 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 7 of the Prospectus.
  Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" a subsection of "Foreign Currency Transactionsons" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on page 14 of the Prospectus.


January 31, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
Cusip 56166K404
G00251-02-SEL (1/96)




FEDERATED MANAGED GROWTH AND INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
     Management Fee                    0.75%
  Absent the anticipated voluntary waiver, the Total Institutional Shares Operating Expenses are estimated to be 1.55%.
  For more information on Institutional Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 5 of the Prospectus.
  Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 6 of the Prospectus.
  Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on page 8 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 10 of the Prospectus.
  Foreign Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on pages 13 and 14 of the Prospectus.


January 31, 1996

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
Cusip 56166K305
G00252-06-IS (1/96)




FEDERATED MANAGED GROWTH AND INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
SELECT SHARES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
     Management Fee                  0.75%
     12b-1 fee                       0.75%
  Absent the anticipated voluntary waivers, the Total Select Shares Operating Expenses are estimated to be 2.30%.
  For more information on Select Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 5 of the Prospectus.
  Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 6. Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on pages 8 and 9 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on pages 13 and 14 of the Prospectus.


January 31, 1996
FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779

56166K602
G00252-02-SEL (1/96)


FEDERATED MANAGED INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
INSTITUTIONAL SHARES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
       Management Fee                       0.75%
  Absent the anticipated voluntary waiver, the Total Institutional Shares Operating Expenses are estimated to be 1.81%.
  For more information on Institutional Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus":
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 5 of the Prospectus.
  Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on pages 8 and 9 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on page 14 of the Prospectus.


January 31, 1996

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779

56166K107
G00253-05-IS (1/96)



FEDERATED MANAGED GROWTH AND INCOME FUND
(A PORTFOLIO OF MANAGED SERIES TRUST)
SELECT SHARES

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1996 FOR MINNESOTA INVESTORS Investors in the state of Minnesota should be aware of the following:
1. The maximum fees that may be charged by the Fund absent the anticipated voluntary waivers are:
    Management Fee                         0.75%
    12b-1 fee                              0.75%
  Absent the anticipated voluntary waivers, the Total Select Shares Operating Expenses are estimated to be 2.30%.
  For more information on Select Shares expenses, see "Summary of Fund Expenses" on page 1 of the Prospectus.

2. With regard to the "Asset Category" table on page 4 of the Prospectus, the category "High Yield Corporate Bonds" under the main category "Bonds" should be expanded to read as follows:
     "High Yield Corporate Bonds (commonly known as junk bonds)".

3. The following sentence should be added after the "Asset Category" table on page 4 of the Prospectus:
     "THE FUND MAY ALSO WRITE COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON UP TO 25% OF ITS NET ASSETS AND MAY PURCHASE PUT AND CALL OPTIONS PROVIDED THAT NO MORE THAN 5% OF THE FAIR MARKET VALUE OF ITS NET ASSETS MAY BE INVESTED IN PREMIUMS ON SUCH OPTIONS."
  For more information on options, refer to page 13 of the Prospectus under the section entitled "Options."

4. RISKS
  Investors should be aware of the risks involved with investing in the following types of securities which the Fund is permitted to purchase. Lower Rated Corporate Bonds. Lower rated corporate bonds (commonly known as "junk bonds") usually offer higher yields in return for increased risk. This is because of reduced creditworthiness and increased risk of default. See "Investment Risks", a subsection of "High Yield Corporate Bonds" on page 5 of the Prospectus.
  Small Company Stocks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. See "Small Company Stocks" on page 6. Mortgage-Backed Securities. Mortgage-backed securities have certain features which cause them to be less effective as a means of "locking in" attractive long-term interest rates than fixed income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. See "Characteristics of Mortgage-Backed Securities" on pages 8 and 9 of the Prospectus.
  Foreign Securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. See "Investment Risks", a subsection of "Foreign Securities" on page 10 of the Prospectus.
  Foreign Currency Risks To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by the Fund. See "Currency Risks" which is a subsection of "Foreign Currency Transactions" on page 12 of the Prospectus.
  Futures and Options on Futures. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of securities in the Fund's portfolio. See "Risks", a subsection of "Futures and Options on Futures" on pages 13 and 14 of the Prospectus.


January 31, 1996

FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779

56166K602